Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	JBS S.A.
Document Type	20-F/A
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	2,218,116,370
Amendment Flag	true
Amendment Description	JBS S.A. (the “Company”) is filing this Amendment No. 1 (this “Amendment No. 1” or “Form 20-F/A”) to its Annual Report on Form 20-F for the fiscal year ended December 31, 2023, as originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on March 27, 2024 (the “Original Annual Report”), to address comments from the Staff of the SEC in relation to the Original Annual Report.
Entity Central Index Key	0001450123
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	333-155412
Entity Incorporation, State or Country Code	D5
Entity Address, Address Line One	Av. Marginal Direita do Tietê500
Entity Address, Address Line Two	Bloco I
Entity Address, Address Line Three	3rd FloorCEP 05118-100 São Paulo
Entity Address, City or Town	SP
Entity Address, Country	BR
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	1124
Auditor Name	KPMG Auditores Independentes Ltda.
Auditor Location	São Paulo, Brazil
Entity Address, Postal Zip Code	00000
Business Contact
Document Information Line Items
Entity Address, Address Line One	Av. Marginal Direita do Tietê500
Entity Address, Address Line Two	Bloco I
Entity Address, Address Line Three	3rd FloorCEP 05118-100 São Paulo
Entity Address, City or Town	SP
Entity Address, Country	BR
Contact Personnel Name	Guilherme Perboyre Cavalcanti
City Area Code	+ (55 11)
Local Phone Number	3144-4000
Contact Personnel Email Address	ri_ir@jbs.com.br
Entity Address, Postal Zip Code	00000